Calvert

Investments that make a difference (registered)

March 31, 2002

Semi-Annual Report

Calvert Income Fund

Table

of

Contents

President's Letter

1

Portfolio

Manager Remarks

3

Schedule

of Investments

5

Statement

of Assets and Liabilities

9

Statement

of Operations

10

Statements

of Changes in

Net Assets

11

Notes to

Financial Statements

13

Financial Highlights

17

Financial Tables

& Glossary

21

Dear Shareholders:

At quarter end, we continue to be watchful for indicators of economic recovery in 2002. The outlook remains uncertain, however, as to the potential strength and timing of economic improvement.

Since our last report to you, and particularly during the last quarter, we have seen promising signs, with some sectors of our economy stepping up production. On the other hand, labor market data paint a picture of a slower recovery, with March unemployment data indicating a rise to 5.7%.

Keeping Investment Perspective

I remind investors that at times like these, when economic conditions and the global political situation are uncertain, it is particularly important to revisit portfolio holdings in view of personal goals, risk tolerance, and investment time horizon.

Certainly, equity markets remain extremely challenging. Volatility continues, and while we see bursts of what appears to be recovery in stock market valuation, we are still in a period when returns are in many cases negative.

On the fixed income side, investors may want to consider the potential impact of rising interest rates on bond fund holdings. I would remind our investors that shorter-duration bond funds tend to hold value better than longer-duration funds during periods of rising interest rates. Of course, yields tend to be lower on shorter-duration funds, but these investments can be advantageous for investors who are either more conservative overall or wish to maintain a conservative portion of their portfolio.

Calvert continues to expand our broad range of fund options, and we believe investors will find choices appropriate for a variety of strategies and for changing market conditions.

Change in Fund Auditors

In light of the uncertainty surrounding the Arthur Andersen accounting firm, the Boards of each of our Funds held a special meeting recently and voted to approve a change in independent auditors to KPMG LLP.

Revisiting Shared Values

As you know, Calvert takes a long view and has a broad perspective on corporate performance. We are diligent in assessing not only financial practices and performance, but also other aspects of a company's operations. Within our socially screened funds, we are reviewing corporate governance guidelines, including director and auditor independence. Clearly, ongoing revelations surrounding Enron have given all of us reason to look more closely at a broad range of corporate behaviors and to shine a brighter light on various corporate stakeholders.

Thank You for Choosing Calvert

At the end of 2001, Calvert celebrated 25 years in the investment business. Your trust and confidence have enabled us not only to reach this milestone, but also to look forward to our next quarter century with optimism and enthusiasm.

Sincerely,

Barbara J. Krumsiek

President and CEO

May 13, 2002

Greg Habeeb

of Calvert Asset Management Company

How did the Fund Perform?

For the six months ended March 31, 2002, the Calvert Income Fund's Class A Shares returned 0.77% compared to the 0.26% return of the Lipper Corporate Debt Funds BBB-Rated Average. After weak October performance, the Fund has outperformed its benchmarks for five straight months.

What were the driving forces in the credit markets?

Since the demise of Enron Corporation, the credit markets have been particularly vulnerable to any kind of negative company news - especially news regarding the downward restatement of prior earnings, accounting irregularities, and SEC investigations. As a result, yield volatility for corporate bonds has been excessively high.

Primary issuance continues to be inordinately large. Some companies have been pressured to decrease their commercial paper issuance. These companies are choosing to satisfy their borrowing needs by issuing longer term bonds. Although the absolute level of yield spreads of corporates to treasuries has narrowed since September 11th, the corporate market remains very vulnerable.

What was your Strategy?

We have upgraded our portfolio significantly, with the highest average credit rating for the Fund in five years. We feel this is the time to be defensive. The Fund owns only a small amount of telecom paper, foreign or otherwise. The Fund also owns very few domestic banks because we consider them to be relatively overvalued. The Fund does own a relatively large amount of insured paper (AAA rated) - both municipals and corporates - as well as a moderate position in agencies and mortgages.

Portfolio Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	ended	ended
	3/31/02	3/31/02
Class A	0.77%	6.02%
Class B	0.38%	5.17%
Class C	0.34%	5.12%
Class I	1.05%	6.48%
Lehman Aggregate
Bond Index TR	0.14%	5.35%
Lipper Corporate Debt
Funds BBB-Rated Avg	0.26%	3.72%

Maturity Schedule
Weighted Average
3/31/02	9/30/01
14 years	16 years

SEC Yields
	30 days ended
	3/31/02	9/30/01
Class A	6.51%	7.02%
Class B	5.91%	6.52%
Class C	5.95%	6.38%
Class I	7.24%	7.80%

Investment performance does not reflect the

deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

March 31, 2002

Average Annual Total Returns
Class A Shares
One year	2.02%
Five year	8.88%
Ten year	8.00%
Since inception	9.57%
(10/12/82)

Class B Shares
One year	1.17%
Since inception	6.29%
(8/1/99)

Class C Shares
One year	4.12%
Since inception	8.43%
(8/1/00)

Class I Shares
One year	6.48%
Since inception	8.76%
(3/1/99)

What should investors expect in the coming months?

We are anticipating further volatility in the credit markets. This volatility will be driven by news headlines on individual corporate issuers as well as a potentially volatile world situation involving the Middle East. The telecom sector will continue to be volatile as the future of this industry unfolds. The strength of the economy remains uncertain and it is our decision to remain defensive for the rest of the year.

We expect the Federal Reserve to aggressively raise interest rates if the economy starts to improve later this year. We are carefully preparing for this event.

April 26, 2002

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Schedule of Investments

March 31, 2002
	Principal
Debt Securities - 99.8%	Amount	Value
Corporate Bonds - 82.7%
AT&T Canada, Inc.:
7.625%, 3/15/05	$18,000,000	$3,330,000
7.65%, 9/15/06	35,500,000	6,567,500
Atlantic Mutual Insurance Co., 8.15%, 2/15/28	34,895,000	22,235,443
Autopista del Maipo Sociedad, 7.373%, 6/15/22	3,070,000	3,039,638
BCI U.S. Funding Trust, 8.01%, 12/29/49	28,770,000	29,314,933
Bombardier Capital Mortgage Securitization Corp.,
8.29%, 6/15/30	5,000,000	5,132,617
Brascan Corp., 7.375%, 10/1/02	42,625,000	43,112,204
Cendant Corp., 7.75%, 12/1/03	7,500,000	7,698,975
CIT Group, Inc.:
1.93%, 4/24/02	34,000,000	33,871,803
7.125%, 6/17/02	1,750,000	1,750,000
6.375%, 8/1/02	2,095,000	2,095,000
7.375%, 4/2/07	15,000,000	15,154,650
7.75%, 4/2/12	25,000,000	25,110,000
Conseco Financing Trust III, 8.796%, 4/1/27	14,895,000	3,574,800
Conseco, Inc., 8.75%, 2/9/04	45,555,000	24,258,037
Continental Airlines, Inc., 2.4875%, 8/15/11	5,000,000	5,003,906
COX Communications, Inc., 6.50%, 11/15/02	5,000,000	5,083,200
Daimler-Benz North America Corp.:
6.00%, 4/8/02	4,207,000	4,208,935
5.625%, 5/17/02	4,403,000	4,414,329
Devon Financing Corp., ULC, 7.875%, 9/30/31	25,280,000	25,389,462
Dime Bancorp., Inc., 9.00%, 12/19/02	6,215,000	6,425,129
Dominion Resources, Inc., 3.875%, 1/15/04	5,000,000	4,940,000
EOP Operating LP, 7.875%, 7/15/31	5,000,000	4,941,600
Evangelical Lutheran Good Samaritan Fund,
6.78%, 11/1/05, LOC: FSA	2,000,000	2,082,734
FedEx Corp., 7.65%, 1/15/14	2,354,673	2,377,560
Fidelity National Financial, Inc., 7.30%, 8/15/11	4,000,000	3,981,840
Finova Group, Inc., 7.50%, 11/15/09	58,276,000	20,979,360
First Republic Bank, 7.75%, 9/15/12	17,470,000	16,057,900
Ford Motor Co., 7.45%, 7/16/31	10,000,000	9,061,600
Ford Motor Credit Co.:
6.52%, 8/12/02	1,000,000	1,006,730
6.55%, 9/10/02	17,134,000	17,266,788
6.00%, 1/14/03	11,450,000	11,511,944
7.25%, 1/15/03	5,115,000	5,191,111
7.25%, 10/25/11	15,000,000	14,444,250
General Electric Co.:
2.135%, 3/15/05	9,500,000	9,498,195
6.75%, 3/15/32	55,000,000	53,038,150
General Motors Acceptance Corp.:
7.45%, 6/6/02	10,000,000	10,068,700
6.30%, 7/8/02	3,490,000	3,513,662
Great Lakes Power, Inc., 8.30%, 3/1/05	20,000,000	20,885,200
Greenpoint Bank, 9.25%, 10/1/10	23,100,000	24,510,948

.	Principal
Debt Securities - Cont'd	Amount	Value
Corporate Bonds - Cont'd
Harris Corp., 6.375%, 8/15/02	$17,500,000	$17,692,675
Health Care Services Corp., 7.75%, 6/15/11	8,000,000	7,995,440
Hertz Corp.:
7.00%, 5/1/02	2,000,000	2,003,560
6.70%, 6/15/02	3,000,000	3,016,020
Household Finance Corp., 5.75%, 1/30/07	5,000,000	4,807,150
Interpool Capital Trust, 9.875%, 2/15/27	30,496,000	22,872,000
Interpool, Inc.:
7.20%, 8/1/07	18,090,000	16,642,800
7.35%, 8/1/07	20,000,000	18,600,000
Jefferies Group, Inc., 7.75%, 3/15/12	22,000,000	21,195,020
JET Equipment Trust, 9.71%, 2/15/15	6,260,000	5,307,478
Landesbank Baden Wurttemberg, 6.35%, 4/1/12	50,000,000	50,086,500
LCOR Alexandria LLC, 6.625%, 9/15/19	59,000,000	58,341,560
Liberty Mutual Insurance Co.:
8.50%, 5/15/25	1,250,000	1,170,287
7.875%, 10/15/26	5,375,000	4,701,190
7.697%, 10/15/97	60,060,000	46,472,026
Lumbermens Mutual Casualty Co.:
8.30%, 12/1/37	20,445,000	16,976,506
9.15%, 7/1/26	14,695,000	13,476,050
8.45%, 12/1/97	5,000,000	3,974,600
Markel Capital Trust I, 8.71%, 1/1/46	11,515,000	8,725,952
Markel Corp., 7.25%, 11/1/03	3,110,000	3,104,215
Merrill Lynch & Co., Inc., 4.54%, 3/8/05	13,000,000	12,834,380
Morgan Stanley Group, Inc., 5.80%, 4/1/07	40,000,000	39,896,460
New Plan Excel Realty Trust Inc., 6.80%, 5/15/02	5,000,000	5,015,400
New Valley Generation II, 5.572%, 5/1/20	50,000,000	46,750,000
Nortel Networks Corp., 6.125%, 2/15/06	54,750,000	40,788,750
Ohio Edison Co., 8.25%, 4/1/02	1,600,000	1,599,856
Prudential Holdings, LLC:
7.245%, 12/18/23	25,500,000	25,685,385
8.695%, 12/18/23	15,000,000	15,593,100
Qwest Capital Funding, Inc., 6.125%, 7/15/02	27,080,000	26,943,788
Raytheon Co., 6.45%, 8/15/02	26,874,000	27,212,075
RenaissanceRe Holdings Ltd., 7.00%, 7/15/08	5,000,000	4,946,185
Residential Asset Security Corp., 7.59%, 12/25/28	3,750,000	3,938,531
Riggs Capital Trust II, 8.875%, 3/15/27	13,270,000	10,959,295
Southern Orthopaedic Properties, LLC, 2.00%, 10/01/21	1,760,000	1,760,000
Southwest Airlines Co.:
5.10%, 5/1/06	6,000,000	5,999,340
5.496%, 11/01/06	2,000,000	1,969,780
Sovereign Bank:
10.20%, 6/30/05	19,877,290	21,815,326
12.18%, 6/30/20	26,966,029	34,283,666
Sprint Capital Corp., 7.625%, 6/10/02	21,910,000	22,009,910
Tele-Communications, Inc., 9.25%, 4/15/02	1,500,000	1,502,070
Telecomunicaciones de Puerto Rico, Inc., 6.15%, 5/15/02	15,000,000	15,048,600
Terra Nova Insurance Holdings plc., 7.00%, 5/15/08	2,500,000	2,249,800
Textron, Inc., 6.75%, 9/15/02	6,250,000	6,329,125

.	Principal
Debt Securities - Cont'd	Amount	Value
Corporate Bonds - Cont'd
TIERS Trust, 7.697%, 10/15/2097	$13,500,000	$1,616,771
Toll Road Investment Partnership II Discount Notes:
2/15/03	9,800,000	9,436,587
2/15/05	3,000,000	2,548,464
2/15/08	19,100,000	13,126,704
2/15/10	10,100,000	5,862,798
2/15/13	17,000,000	7,750,759
2/15/14	21,900,000	9,182,911
Tyco International Group SA, 6.375%, 10/15/11	18,000,000	16,110,000
United Parcel Service, 1.70%, 4/2/02	50,000,000	49,997,639
Verizon Communications, Inc., 6.875%, 4/1/12	17,000,000	16,913,640
Worldcom, Inc.:
7.375%, 1/15/03	1,185,000	1,184,277
8.00%, 5/15/06	5,000,000	4,476,800
7.50%, 5/15/11	5,000,000	4,156,600

Total Corporate Bonds (Cost $1,400,802,077)		1,356,784,634

Mortgage Securities - 1.4%
Fannie Mae Pool, 6.00%, 9/1/31	24,405,468	23,642,797
Ginnie Mae, 11.00%, 10/15/15	938	1,061

Total Mortgage Securities (Cost $23,980,945)		23,643,858

Taxable Municipal Bonds - 4.0%
Columbus Georgia Development Authority, 2.00%, 4/1/20	4,395,000	4,395,000
Greater Valley Medical Building Partnership LP, 6.86%, 3/1/21	3,000,000	3,103,260
Indiana State Development Finance Authority, 2.30%, 9/1/16	10,585,000	10,585,000
Lower Colorado River Authority Revenue Bond, 6.25%, 5/15/32	4,500,000	4,128,795
Oregon State Local Governments, 6.85%, 6/1/28	16,000,000	15,920,800
Philadelphia IDA Revenue Bond, 6.488%, 6/15/04	21,920,577	22,567,234
Southeast Alabama Gas Distribution Revenue, 2.00%, 6/1/25	4,120,000	4,120,000

Total Taxable Municipal Bonds (Cost $65,129,599)		64,820,089

U.S. Government Agencies and Instrumentalities - 6.7%
Fannie Mae:
4.75%, 1/2/07	46,000,000	44,888,180
6.25%, 2/1/11	12,000,000	12,114,360
Freddie Mac, 5.875%, 3/21/11	7,975,000	7,888,950
Kingdom of Jordan, Guaranteed by the United States Agency
of International Development, 8.75%, 9/1/19	1,837,524	2,084,689
Overseas Private Investment Corp.:
1.93%, 4/1/14, BPA & GA: US Government	10,400,000	10,400,000
1.93%, 1/15/15, BPA & GA: US Government	31,600,000	31,600,000

Total U.S. Government Agencies
and Instrumentalities (Cost $109,668,855)		108,976,179

.	Principal
Debt Securities - Cont'd	Amount	Value
U.S. Treasury - 4.6%
U.S. Treasury Bond, 5.375%, 2/15/31	$27,050,000	$25,385,073
U.S. Treasury Notes:
3.50%, 11/15/06	1,200,000	1,134,744
6.125%, 8/15/07	10,000,000	10,507,400
4.875%, 2/15/12	39,400,000	37,812,968

Total U.S. Treasury (Cost $75,168,608)		74,840,185

Repurchase Agreement - 0.3%
State Street Bank, 1.80%, dated 3/28/02, due 4/1/02
(Repurchase proceeds $4,700,940)
(Collateral: $4,842,154, Freddie Mac, 2.21%, 11/26/02)	4,700,000	4,700,000

Total Repurchase Agreement (Cost $4,700,000)		4,700,000

Equity Securities - 0.4%	Shares
Covad Communications Group, Inc. (Common) * #	94,233	214,851
Ford Motor Co. Capital Trust II (Preferred)	100,000	5,624,000

Total Equity Securities (Cost $6,921,831)		5,838,851

Total investments (Cost $1,686,371,915) - 100.1%	1,639,603,796
Other assets and liabilities, net - (0.1%)		(1,893,270)
Net Assets - 100%		$1,637,710,526

* Non-income producing.

# Covad Communications Group, Inc. voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on August 11, 2001. As part of the approved "Plan of Reorganization," 94,233 shares of Covad common stock along with $688,981 cash was issued in settlement of the Fund's investment in Covad bonds (par $3,500,000, cost $2,608,823).

Abbreviations:

FHLB: Federal Home Loan Bank

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002
Assets	Value
Investments in securities, at value (Cost $1,686,871,915) -
see accompanying schedule	$1,639,603,796
Receivable for securities sold	122,397,417
Receivable for shares sold	13,149,674
Interest and dividends receivable	26,307,484
Other assets	44,079
Total assets	1,801,502,450

Liabilities
Payable to bank	651,166
Payable for securities purchased	158,432,427
Payable for shares redeemed	2,793,911
Payable to Calvert Asset Management Co., Inc.	822,944
Payable to Calvert Administrative Services Company	401,413
Payable to Calvert Shareholder Services, Inc.	28,561
Payable to Calvert Distributors, Inc.	435,904
Accrued expenses and other liabilities	225,598
Total liabilities	163,791,924
Net Assets	$1,637,710,526

Net Assets Consist of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
Class A: 76,723,144 shares outstanding	$1,304,154,737
Class B: 14,963,170 shares outstanding	255,671,229
Class C: 5,890,769 shares outstanding	100,610,363
Class I: 1,918,228 shares outstanding	32,136,060
Undistributed net investment income	114,345
Accumulated net realized gain (loss) on investments	(8,208,089)
Net unrealized appreciation (depreciation) on investments	(46,768,119)

Net Assets	$1,637,710,526

Net Asset Value Per Share
Class A (based on net assets $1,263,070,986)	$16.46
Class B (based on net assets $246,186,116)	$16.45
Class C (based on net assets $96,898,093)	$16.45
Class I (based on net assets $31,555,331)	$16.45

See notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2002
Net Investment Income
Investment Income:
Interest income	$50,873,582
Dividend income	67,708
Total investment income	50,941,290

Expenses:
Investment advisory fee	2,736,942
Administrative fees	2,035,774
Transfer agency fees and expenses	1,146,028
Distribution plan expenses:
Class A	822,274
Class B	963,565
Class C	312,302
Trustees' fees and expenses	60,149
Custodian fees	82,641
Registration fees	54,464
Reports to shareholders	156,105
Professional fees	16,931
Accounting fees	62,615
Miscellaneous	20,457
Total expenses	8,470,247
Fees paid indirectly	(88,019)
Net expenses	8,382,228
Net Investment Income	42,559,062

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(1,798,386)
Change in unrealized appreciation (depreciation)	(32,559,392)

Net Realized and Unrealized Gain
(Loss) on Investments	(34,357,778)

Increase (Decrease) in Net Assets
Resulting From Operations	$8,201,284

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income	$42,559,062	$47,489,688
Net realized gain (loss)	(1,798,386)	44,797,689
Change in unrealized appreciation (depreciation)	(32,559,392)	(11,788,061)

Increase (Decrease) in Net Assets
Resulting From Operations	8,201,284	80,499,316

Distributions to shareholders from
Net investment income:
Class A Shares	(34,671,257)	(41,997,231)
Class B Shares	(5,449,382)	(3,931,804)
Class C Shares	(1,798,848)	(638,334)
Class I Shares	(598,245)	(882,753)
Net realized gain:
Class A Shares	(38,035,227)	(4,697,323)
Class B Shares	(6,508,971)	(382,867)
Class C Shares	(1,956,572)	(25,170)
Class I Shares	(541,159)	(137,012)
Total distributions	(89,559,664)	(52,692,494)

Capital share transactions:
Shares sold:
Class A Shares	515,310,959	651,439,803
Class B Shares	116,609,102	113,056,140
Class C Shares	65,168,436	37,936,799
Class I Shares	18,744,889	8,123,584
Reinvestment of distributions:
Class A Shares	57,004,651	36,683,924
Class B Shares	7,434,215	2,956,551
Class C Shares	2,294,775	413,166
Class I Shares	1,078,730	1,006,468
Shares redeemed:
Class A Shares	(189,849,665)	(210,519,099)
Class B Shares	(10,951,683)	(5,014,483)
Class C Shares	(5,004,564)	(1,374,492)
Class I Shares	(1,518,724)	(9,255,139)
Total capital share transactions	576,321,121	625,453,222

Total Increase (Decrease) in Net Assets	494,962,744	653,260,044

Net Assets
Beginning of period	1,142,747,782	489,487,738
End of period (including undistributed net investment
income (loss) of $114,345 and $73,015, respectively.)	$1,637,710,526	$1,142,747,782

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2002	2001
Shares sold:
Class A Shares	30,433,315	37,655,888
Class B Shares	6,887,961	6,493,299
Class C Shares	3,862,609	2,170,687
Class I Shares	1,123,803	463,044
Reinvestment of distributions:
Class A Shares	3,415,811	2,161,949
Class B Shares	445,978	173,526
Class C Shares	137,781	23,791
Class I Shares	64,736	60,177
Shares redeemed:
Class A Shares	(11,230,668)	(12,284,903)
Class B Shares	(646,548)	(290,484)
Class C Shares	(295,944)	(78,878)
Class I Shares	(89,785)	(542,634)
Total capital share activity	34,109,049	36,005,462

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Audit Guide Implementation: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund has implemented the provisions of the Guide, as required on October 1, 2001. The implementation did not have a material impact on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .40% of the Fund's average daily net assets.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, and C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B and C shares, allow the Portfolios to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50%, 1.0% and 1.0% annually of the Fund's average daily net assets of Class A, B and C, respectively. Class I does not have Distribution plan expenses.

The Distributor received $410,744 as its portion of the commissions charged on sales of the Fund's shares for the six months ended March 31, 2002.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $147,019 for the six months ended March 31, 2002. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds in the series served.

Note C - Investment Activity

During the period, purchases and sales of investments, other than short-term and U.S. government securities, were $10,793,438,991 and $10,420,450,928, respectively.

The cost of investments owned at March 31, 2002 for federal income tax purposes was $1,686,396,935. Net unrealized depreciation aggregated $46,793,139, of which $15,976,107 related to appreciated securities and $62,769,246 related to depreciated securities.

The Fund may sell or purchase securities from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2002, purchase and sales transactions were $208,987,258 and $162,270,000, respectively.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500, Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2002. For the six months ended March 31, 2002, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$608,977	2.52%	$10,783,573	October 2001

Change in Independent Auditor

In May 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor for the Calvert Group Funds. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The reports on the financial statements audited by Arthur Andersen for the years ended September 30, 2001 and September 30, 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial Highlights

Periods Ended

March 31, September 30, September 30,

Class A Shares 2002 2001 2000

Net asset value, beginning $17.48 $16.66 $17.08

Income from investment operations

Net investment income .54 1.14 1.15

Net realized and unrealized gain (loss) (.41) .98 (.16)

Total from investment operations .13 2.12 .99

Distributions from

Net investment income (.53) (1.14) (1.16)

Net realized gain (.62) (.16) (.25)

Total distributions (1.15) (1.30) (1.41)

Total increase (decrease) in net asset value (1.02) .82 (.42)

Net asset value, ending $16.46 $17.48 $16.66

Total return* .77% 13.31% 6.11%

Ratios to average net assets:

Net investment income 6.36% (a) 6.66% 7.47%

Total expenses 1.08% (a) 1.10% 1.20%

Expenses before offsets 1.08% (a) 1.10% 1.20%

Net expenses 1.07% (a) 1.08% 1.17%

Portfolio turnover 958% 2,645% 3,264%

Net assets, ending (in thousands) $1,263,071 $945,671 $442,709

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$17.17	$17.20	$16.47
Income from investment operations
Net investment income	.99	1.02	1.02
Net realized and unrealized gain (loss)	.74	.61	.74
Total from investment operations	1.73	1.63	1.76
Distributions from
Net investment income	(.99)	(1.01)	(1.02)
In excess of net realized gain	-	-	(.01)
Net realized gain	(.83)	(.65)	-
Total distributions	(1.82)	(1.66)	(1.03)
Total increase (decrease) in net asset value	(.09)	(.03)	.73
Net asset value, ending	$17.08	$17.17	$17.20

Total return*	10.68%	9.92%	11.03%
Ratios to average net assets:
Net investment income	6.01%	5.96%	6.04%
Total expenses	1.32%	1.43%	1.33%
Expenses before offsets	1.32%	1.43%	1.33%
Net expenses	1.23%	1.36%	1.26%
Portfolio turnover	3,454%	3,461%	2,961%
Net assets, ending (in thousands)	$91,764	$41,607	$39,302

Financial Highlights
	Periods Ended
	March 31,	September 30,
Class B Shares	2002	2001
Net asset value, beginning	$17.47	$16.66
Income from investment operations
Net investment income	.47	1.00
Net realized and unrealized gain (loss)	(.41)	.98
Total from investment operations	.06	1.98
Distributions from
Net investment income	(.46)	(1.01)
Net realized gain	(.62)	(.16)
Total distributions	(1.08)	(1.17)
Total increase (decrease) in net asset value	(1.02)	.81
Net asset value, ending	$16.45	$17.47

Total return*	.38%	12.38%
Ratios to average net assets:
Net investment income	5.59% (a)	5.74%
Total expenses	1.92% (a)	1.93%
Expenses before offsets	1.92% (a)	1.93%
Net expenses	1.91% (a)	1.91%
Portfolio turnover	958%	2,645%
Net assets, ending (in thousands)	$246,186	$144,580

	Periods Ended
	September 30,	September 30,
Class B Shares	2000	1999 (caret)
Net asset value, beginning	$17.06	$17.02
Income from investment operations
Net investment income	.97	.13
Net realized and unrealized gain (loss)	(.17)	.05
Total from investment operations	.80	.18
Distributions from
Net investment income	(.95)	(.14)
Net realized gain	(.25)	-
Total distributions	(1.20)	(.14)
Total increase (decrease) in net asset value	(.40)	.04
Net asset value, ending	$16.66	$17.06

Total return*	4.95%	1.06%
Ratios to average net assets:
Net investment income	6.75%	5.00% (a)
Total expenses	2.15%	3.74% (a)
Expenses before offsets	2.15%	2.98% (a)
Net expenses	2.12%	2.91% (a)
Portfolio turnover	3,264%	3,454%
Net assets, ending (in thousands)	$31,646	$1,231

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2002	2001	2000(caret)(caret)
Net asset value, beginning	$17.47	$16.67	$16.59
Income from investment operations
Net investment income	.46	.98	.15
Net realized and unrealized gain (loss)	(.41)	.95	.11
Total from investment operations	.05	1.93	.26
Distributions from
Net investment income	(.45)	(.97)	(.18)
Net realized gain	(.62)	(.16)	-
Total distributions	(1.07)	(1.13)	(.18)
Total increase (decrease) in net asset value	(1.02)	.80	.08
Net asset value, ending	$16.45	$17.47	$16.67

Total return*	.34%	12.09%	1.58%
Ratios to average net assets:
Net investment income	5.61% (a)	5.32%	7.42% (a)
Total expenses	1.99% (a)	2.09%	2.16% (a)
Expenses before offsets	1.99% (a)	2.09%	2.16% (a)
Net expenses	1.97% (a)	2.06%	2.13% (a)
Portfolio turnover	958%	2,645%	3,264%
Net assets, ending (in thousands)	$96,898	$38,185	$1,179

Financial Highlights
	Periods Ended
	March 31,	September 30,
Class I Shares	2002	2001
Net asset value, beginning	$17.46	$16.63
Income from investment operations
Net investment income	.56	1.22
Net realized and unrealized gain (loss)	(.39)	.97
Total from investment operations	.17	2.19
Distributions from
Net investment income	(.56)	(1.20)
Net realized gain	(.62)	(.16)
Total distributions	(1.18)	(1.36)
Total increase (decrease) in net asset value	(1.01)	.83
Net asset value, ending	$16.45	$17.46

Total return*	1.05%	13.81%
Ratios to average net assets:
Net investment income	6.77% (a)	7.40%
Total expenses	.64% (a)	.68%
Expenses before offsets	.64% (a)	.68%
Net expenses	.62% (a)	.66%
Portfolio turnover	958%	2,645%
Net assets, ending (in thousands)	$31,555	$14,311

	Periods Ended
	September 30,	September 30,
Class I Shares	2000	1999 (caret)(caret)(caret)
Net asset value, beginning	$17.06	$16.73
Income from investment operations
Net investment income	1.26	.63
Net realized and unrealized gain (loss)	(.21)	.34
Total from investment operations	1.05	.97
Distributions from
Net investment income	(1.23)	(.64)
Net realized gain	(.25)	-
Total distributions	(1.48)	(.64)
Total increase (decrease) in net asset value	(.43)	.33
Net asset value, ending	$16.63	$17.06

Total return*	6.48%	5.83%
Ratios to average net assets:
Net investment income	7.78%	6.37% (a)
Total expenses	.82%	1.07% (a)
Expenses before offsets	.75%	.81% (a)
Net expenses	.72%	.72% (a)
Portfolio turnover	3,264%	3,454%
Net assets, ending (in thousands)	$13,954	$6,442

(a) Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(caret) From August 1, 1999, inception.

(caret)(caret) From August 1, 2000, inception.

(caret)(caret)(caret) From March 1, 1999 inception.

See notes to financial statements.

Financial Tables and Glossary

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type and may be further broken down into sub-groups.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. It also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund's holdings, including each securities market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the funds' net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the ones shown in the Operations section as distributions are determined on a tax basis. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.

GLOSSARY

Appreciation - An increase in an investment's value.

Basis Point - One one-hundredths of a percentage point. This term is often used in describing changes in interest rates.

Capital Gain Distribution - Payments to mutual fund shareholders of net gains realized on the sale of the fund's portfolio securities. Long-term gains are earned on securities held in the portfolio more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.

Depreciation - A decline in an investment's value.

Distributions - Dividends paid from net investment income and realized capital gains.

Expense Ratio - A fund's cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

Net Asset Value (NAV) - Value of one share of a fund that is determined by subtracting liabilities (payables, accrued expenses, taxes) from assets (cash, investments, receivables) and dividing the net assets by the number of shares outstanding.

Portfolio Turnover - A measure of the trading activity in a fund's investment portfolio - how often securities are bought and sold by a fund.

Total Return - A measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.

Yield - A measure of net income (dividends and interest less expenses) earned by the securities in a fund's portfolio during a specified period.

Calvert

Income Fund

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Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

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